Operating Leases (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Operating Leases [Abstract]
Operating Lease-related Assets and Liabilities
The table below presents the operating lease-related assets and liabilities recorded on the consolidated balance sheets:

Dollars in thousands Leases	Balance Sheet Classification	June 30, 2019
Assets
Non-current assets	Operating lease right-of-use assets, net of accumulated amortization	$840
Total operating lease assets		$840

Liabilities
Current
Operating	Operating lease liabilities	(262)
Non-current
Operating	Operating lease liabilities	(590)
Total operating lease liabilities		$(852)

Maturity of Lease Liabilities
The table below presents the maturity of lease liabilities as of June 30, 2019:

Dollars in thousands Lease payments	Operating Leases
Remainder of 2019	$147
2020	299
2021	303
2022	169
Total undiscounted minimum future lease payments	918
Less: imputed interest	66
Present value of lease liabilities	$852